Expense Example {- Fidelity Total Emerging Markets Fund} - 10.31 Fidelity Emerging Markets Discovery & Total Emerging Markets Retail Combo PRO-11 - Fidelity Total Emerging Markets Fund - Fidelity Total Emerging Markets Fund
Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 118
3 years	368
5 years	638
10 years	$ 1,409